Interim Condensed Consolidated Statements of Income (unaudited) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Interest and dividend income (Note 3)
Loans	$ 6,160	$ 4,973
Securities	1,696	1,354
Assets purchased under reverse repurchase agreements and securities borrowed	2,148	1,108
Deposits and other	145	105
Interest income	10,149	7,540
Interest expense (Note 3)
Deposits and other	3,225	1,987
Other liabilities	1,948	1,034
Subordinated debentures	92	74
Interest expense	5,265	3,095
Net interest income	4,884	4,445
Non-interest income
Insurance premiums, investment and fee income	1,579	1,144
Trading revenue	358	318
Investment management and custodial fees	1,450	1,325
Mutual fund revenue	873	885
Securities brokerage commissions	342	355
Service charges	468	440
Underwriting and other advisory fees	345	541
Foreign exchange revenue, other than trading	249	281
Card service revenue	282	257
Credit fees	315	328
Net gains on investment securities (Note 4)	46	39
Share of profit in joint ventures and associates	15	25
Other	383	445
Non-interest income	6,705	6,383
Total revenue	11,589	10,828
Provision for credit losses (Notes 4 and 5)	514	334
Insurance policyholder benefits, claims and acquisition expense	1,225	836
Non-interest expense
Human resources (Note 7)	3,643	3,502
Equipment	431	372
Occupancy	397	379
Communications	240	224
Professional fees	305	281
Amortization of other intangibles	290	261
Other	606	592
Non-interest expense	5,912	5,611
Income before income taxes	3,938	4,047
Income taxes	766	1,035
Net income	3,172	3,012
Net income attributable to:
Shareholders	3,170	3,001
Non-controlling interests	2	11
Net income	$ 3,172	$ 3,012
Basic earnings per share (in dollars) (Note 10)	$ 2.15	$ 2.02
Diluted earnings per share (in dollars) (Note 10)	2.15	2.01
Dividends per common share (in dollars)	$ 0.98	$ 0.91